Goodwill and Intangible Assets, Net - Summary of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill, net of Accumulated Impairment, Beginning Balance	$ 2,224,000	$ 2,224,000
Additions to goodwill, Goodwill, net of Accumulated Impairement	247,468,000	0
Goodwill impariment, Goodwill, net of Accumulated Impairment	0	0	$ 0
Goodwill, net of Accumulated Impairment, Ending Balance	249,692,000	2,224,000	2,224,000
Natural Gas Technologies
Goodwill [Line Items]
Goodwill gross, Beginning Balance	0	0
Additions to goodwill, Gross	66,325,000	0
Goodwill impairment, Gross		0
Goodwill gross, Ending Balance	66,325,000	0	0
Accumulated Impairment Losses, Beginning Balance	0	0
Additions to goodwill, Accumulated Impairement Losses	0	0
Goodwill impairment, Accumulated Impairement Losses	0	0
Accumulated Impairment Losses, Ending Balance	0	0	0
Goodwill, net of Accumulated Impairment, Beginning Balance	0	0
Additions to goodwill, Goodwill, net of Accumulated Impairement	66,325,000	0
Goodwill impariment, Goodwill, net of Accumulated Impairment	0	0
Goodwill, net of Accumulated Impairment, Ending Balance	66,325,000	0	0
Production Solutions
Goodwill [Line Items]
Goodwill gross, Beginning Balance	7,596,000	7,596,000
Additions to goodwill, Gross	181,143,000	0
Goodwill impairment, Gross	0	0
Goodwill gross, Ending Balance	188,739,000	7,596,000	7,596,000
Accumulated Impairment Losses, Beginning Balance	(5,372,000)	(5,372,000)
Additions to goodwill, Accumulated Impairement Losses	0	0
Goodwill impairment, Accumulated Impairement Losses	0	0
Accumulated Impairment Losses, Ending Balance	(5,372,000)	(5,372,000)	(5,372,000)
Goodwill, net of Accumulated Impairment, Beginning Balance	2,224,000	2,224,000
Additions to goodwill, Goodwill, net of Accumulated Impairement	181,143,000	0
Goodwill impariment, Goodwill, net of Accumulated Impairment	0	0
Goodwill, net of Accumulated Impairment, Ending Balance	$ 183,367,000	$ 2,224,000	$ 2,224,000